Share Capital and Other Reserves (Tables)	12 Months Ended
Dec. 31, 2025
Share Capital and Other Reserves [Abstract]
Schedule of Fair Value of the Warrant

During the years ended December 31, 2025, 2024 and 2023 the assumptions used in determining the fair value of the warrant issued to Revere were as follows:

	December 31,	December 31,	December 31,
	2025	2024	2023
Expected term in years	2.08 years	3.08 years	4.08 years
Risk free interest rate	3.47%	4.27%	3.84%
Annual expected volatility	181.0%	144.0%	124.0%
Dividend yield	0.00%	0.00%	0.00%
	Common Warrants	Pre-Funded Warrants
Expected term in years	3.0 years	2.0 years
Risk-free interest rate	3.51%	4.17%
Annual expected volatility	150%	150%
Dividend yield	0.0%	0.0%
	December 31, 2025	December 31, 2024
Expected term in years	5.0 years	5.0 years
Risk-free interest rate	3.96-4.48%	4.45%
Annual expected volatility	100.0%	60%
Dividend yield	0.0%	0.0%

During the year ended December 31, 2025 the assumptions used in the Black Scholes model when determining the fair value of the warrants issued in relation to the strategic advisors agreement were as follows:

	Pre-Funded Strategic Advisors Warrants	Common Warrants 1
Expected term in years	0-2 years	4-5 years
Risk-free interest rate	3.57%	3.57 to 3.67%
Annual expected volatility	150%	150%
Dividend yield	0.0%	0.0%

During the year ended December 31, 2025, the assumptions used in the Black-Scholes model when determining the fair value of the warrants issued in relation to the PIPE transaction were as follows:

S-1 to S-6 Warrants
Expected term in years	5.0 years
Risk-free interest rate	3.62%
Annual expected volatility	150%
Dividend yield	0.0%

Schedule of Activity Related to the Warrants

Activity related to the warrants are as follows:

	Series A Shares	Series B Shares	Class B Shares
Outstanding, December 31, 2022	-	-	1,054
Granted during the year	-	-	1,050
Outstanding, December 31, 2023	-	-	2,104
Granted during the year	3,815	-	-
Outstanding, December 31, 2024	3,815	-	2,104
Granted during the year	1,305	1,134	9,532,953
Exercised during the year	(4,413)	(1,134)	(1,850,150)
Outstanding, December 31, 2025	707	-	7,684,907